American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2022

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.5%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,038,901
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,038,901
ABAG Finance Authority for Nonprofit Corps. Rev., (Odd Fellows Home of California), 5.00%, 4/1/24 (California Mortgage Insurance)	1,000,000	1,025,288
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,497,328
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,964,727
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,566,532
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	545,386
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,010,652
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,166,473
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,705,046
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,172,159
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,056,659
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,001,164
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	699,512
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	7,834,083
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,609,876
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,215,038
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,303,509
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,059,711
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,165,683
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,324,639
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,441,207
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,642,553
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,985,837
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,981,320
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,977,193
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,882,865
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	1,982,096
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,315,865
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,616,700
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	524,963
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	801,117
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	462,961
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	781,895
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	987,993
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,689,777
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,194,784
Bay Area Toll Authority Rev., VRN, 2.04%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,017,204
Bay Area Toll Authority Rev., VRN, 1.89%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,767,145
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	14,900,794
Bay Area Toll Authority Rev., VRN, 1.20%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,762,555
Bay Area Toll Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,941,329
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,566,632
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,861,732
California Community Choice Financing Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	21,337,818
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,747,945
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	285,384

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	825,987
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,320,160
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,621,862
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	865,950
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	500,807
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	442,461
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	204,299
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	279,886
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	253,184
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	364,541
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	997,990
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	978,103
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	428,829
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	518,691
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	527,992
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	422,596
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	826,169
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	861,306
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	335,496
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	889,809
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	544,666
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	694,002
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	823,610
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,056,624
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,625,831
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,703,667
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,050,356
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,252,024
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,546,071
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,262,470
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,523,448
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,907,069
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	429,536
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	806,851
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,149,328
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,376,293
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,488,038
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/34 (GA: Children's Healthcare of California)	750,000	774,980
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 4.00%, 11/1/35 (GA: Children's Healthcare of California)	1,150,000	1,189,345
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	3,000,000	3,020,386
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	786,509
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,261,663
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	535,572
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), 4.00%, 11/1/38	1,070,000	1,093,349
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	5,900,653
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,108,390
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,414,826
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,016,831

California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,718,752
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 3.00%, 8/15/54	9,000,000	9,206,632
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,286,116
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,200,307
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,925,268
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,650,230
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,659,953
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,182,606
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	6,333,232
California Housing Finance Rev., 4.00%, 3/20/33	19,724,755	19,741,084
California Housing Finance Rev., 4.25%, 1/15/35	5,375,420	5,443,570
California Housing Finance Rev., 3.50%, 11/20/35	3,278,814	3,144,854
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,056,418
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,260,380
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,045,959
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,431,980
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 1.14%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,707,708
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	888,163
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,381,596
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,103,191
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	881,319
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,043,363
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	2,200,000	2,454,946
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,915,592
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	512,228
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	357,474
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	371,403
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	583,658
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	593,113
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	636,484
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	655,546
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	427,937
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRN, 3.00%, 10/1/47	5,000,000	5,133,237
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 1.49%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,480,271
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,724,182
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,226,256
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,244,272
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	520,295
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,054,546
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	331,368

California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	167,376
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	250,411
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	248,598
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	220,043
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	247,228
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	246,802
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	273,521
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	245,913
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	272,824
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	299,731
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	326,711
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,329,072
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,468,389
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,102,494
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.55%, 6/1/22 (GA: Chevron Corp.)	1,550,000	1,550,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.55%, 6/1/22 (GA: Chevron Corp.)	600,000	600,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,218,926
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	8,363,824
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,211,902
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	754,884
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	455,486
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,167,236
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	805,839
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,678,703
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,739,745
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,248,678
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	500,420
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	108,482
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	203,404
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	107,332
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,682,355
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23(2)	520,000	532,280
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	2,075,439
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	587,592
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	792,440
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,078,150
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,530,973
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,075,765
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,169,463
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,471,781
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	2,893,626
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,181,786
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,227,136
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/40	1,545,000	1,567,165
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/41	1,500,000	1,510,570

California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	281,357
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	614,749
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	302,778
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	744,258
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,137,925
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,436,602
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,262,752
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,071,888
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,066,971
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,424,407
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,584,322
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,455,724
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,579,867
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,102,328
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,058,323
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,125,772
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	760,411
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,054,769
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,747,106
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,830,901
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,729,388
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,730,894
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,009,037
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,597,826
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	230,000	229,686
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,284,844
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	307,465
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,022,476
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	752,950
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,095,448
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,109,050
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,124,749
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,533,349
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	901,675
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	525,658
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	528,915
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	573,132
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	776,102
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,496,017
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,577,407
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,029,036
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,750,000	2,771,221
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,324,931
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	584,136
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,563,305
California Pollution Control Financing Authority Rev., (Dublin), 5.00%, 7/1/39(3)	5,000,000	5,310,393
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	247,135
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	297,548
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	395,600
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	413,344
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	215,000	222,921
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	528,622
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,054,117
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	827,174

California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,644,293
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.57%, 6/1/22 (LOC: Barclays Bank PLC)	15,385,000	15,385,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.57%, 6/1/22 (LOC: Barclays Bank PLC)	1,460,000	1,460,000
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	108,926
California School Finance Authority Rev., 5.00%, 8/1/46(3)	1,100,000	1,134,689
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,258,132
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	326,285
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,064,279
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	522,442
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	591,832
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	987,255
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	443,560
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	616,858
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	165,720
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	179,407
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	166,218
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	157,872
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	159,430
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	171,546
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	204,723
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	405,000	418,662
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	391,770
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	696,531
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	652,409
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	518,824
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	280,000	290,878
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	754,482
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	732,046
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	782,264
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	825,863
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	874,017
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	925,936
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	970,745
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,009,500
California State Public Works Board Rev., 4.00%, 4/1/31	10,305,000	10,820,590
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,943,173
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,314,682
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,862,771
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	2,919,990
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,391,293
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	37,475
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	1,715,000	1,840,468
California State University Rev., 5.00%, 11/1/28	500,000	576,729
California State University Rev., 5.00%, 11/1/28	2,000,000	2,239,284
California State University Rev., 5.00%, 11/1/29	500,000	584,430
California State University Rev., 5.00%, 11/1/29	1,000,000	1,115,340
California State University Rev., 5.00%, 11/1/30	600,000	697,272
California State University Rev., 5.00%, 11/1/30	3,000,000	3,332,562
California State University Rev., 5.00%, 11/1/31	390,000	450,784
California State University Rev., 5.00%, 11/1/31	2,900,000	3,209,364
California State University Rev., 4.00%, 11/1/34	10,000,000	10,366,566

California State University Rev., 5.00%, 11/1/36	5,105,000	5,576,632
California State University Rev., 4.00%, 11/1/38	2,865,000	2,940,883
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,076,125
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,321,844
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,520,703
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,121,478
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,220,427
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	842,459
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	799,609
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,086,503
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,717,920
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	807,725
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	979,450
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,356,752
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,083,722
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,596,665
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	756,275
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	5,628,887
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.55%, 6/1/22 (GA: Chevron Corp.)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,023,476
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,041,705
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,034,106
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,191,459
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,333,379
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,079,922
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,057,556
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,361,873
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22(2)	475,000	476,512
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	300,918
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	622,185
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	310,501
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	798,036
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	851,238
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	2,000,409
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	324,180
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	357,885
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	691,605
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	715,195
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,375,156

California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	657,803
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/27 (California Mortgage Insurance)	2,485,000	2,729,606
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 8/15/28 (California Mortgage Insurance)	640,000	700,516
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	217,901
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	290,023
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	155,521
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	133,804
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	186,912
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,075,953
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	2,470,000	2,482,664
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	395,583
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	497,539
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,235,765
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,034,194
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,637,194
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,112,337
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,145,849
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,537,331
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,874,938
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,078,926
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/23	1,250,000	1,279,338
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/24	2,000,000	2,071,648
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/25	1,175,000	1,231,816
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	955,378
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,072,875
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,079,436
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	645,954
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	932,610
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,716,338
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,751,008
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,500,429
California Statewide Communities Development Authority Rev., Series 2008 B, (Rady Children's Hospital Obligated Group), VRDN, 0.56%, 6/1/22 (LOC: Wells Fargo Bank N.A.)	865,000	865,000
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	685,000	724,560
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,378,340
California Statewide Communities Development Authority Special Tax, 4.00%, 9/1/40	1,080,000	1,053,877
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,472,394
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,123,228
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	245,799
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	213,300
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,252,591
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	814,642
Cerritos Community College District GO, 4.00%, 8/1/44	10,000,000	10,097,341
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,248,337
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,268,151

Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,528,056
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	683,069
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	501,518
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	502,982
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	513,868
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,327,995
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,703,931
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,944,194
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,226,599
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,130,986
City & County of San Francisco GO, 4.00%, 6/15/37	2,295,000	2,421,111
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	101,518
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	149,844
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	812,377
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,650,078
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	352,082
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	621,769
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	588,305
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	743,969
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,044,404
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,118,052
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,390,586
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,109,283
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,269,980
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	2,000,000	1,606,232
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	4,117,327
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	495,000	397,263
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(3)	7,500,000	6,022,887
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	546,902
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,150,660
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	627,862
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	227,904
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	252,452
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	277,110
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	266,504
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	301,178
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	501,356
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,350,959
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,283,860
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,925,165
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	200,224
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	368,750
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34(4)	350,000	418,481
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35(4)	400,000	477,484
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36(4)	600,000	715,260
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37(4)	450,000	535,606
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,393,901
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,161,054
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,156,700

East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,413,712
Eastern Municipal Water District Rev., 4.00%, 7/1/28	2,480,000	2,701,604
Eastern Municipal Water District Rev., 4.00%, 7/1/29	1,000,000	1,098,221
Eastern Municipal Water District Rev., VRN, 0.89%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,694,509
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,715,000	1,818,827
Fairfield Community Facilities District Special Tax, 4.00%, 9/1/36	545,000	546,092
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	945,425
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,693,950
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,174,658
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	524,050
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	603,934
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	778,003
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	566,675
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,122,569
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	932,446
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,006,178
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	247,102
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	550,999
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	664,401
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,366,504
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,668,568
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	106,787
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	108,216
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	163,839
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	332,500
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	358,306
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	3,845,665
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	256,808
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	751,017
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	501,879
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,590,266
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,581,593
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,049,385
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	3,648,376
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	837,737
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	736,236
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,315,808
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,424,575
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,813,822
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,555,145
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,107,688
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,491,029
Fresno Unified School District GO, 4.00%, 8/1/37	1,000,000	1,050,963
Fresno Unified School District GO, 4.00%, 8/1/40	1,780,000	1,850,720
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	634,539
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,586,740
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	2,084,650
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,035,673
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	505,846
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	520,809
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22(2)	2,070,000	2,070,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(2)	3,000,000	3,103,305
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	6,650,000	6,878,992
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,034,435
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,893,995

Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,088,054
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,683,983
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	9,056,964
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,275,619
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,810,360
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	781,754
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	8,134,846
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,892,803
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,034,110
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,033,198
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,031,791
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,431,673
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	8,097,944
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,702,899
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,149,588
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	509,047
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	460,146
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	600,959
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,139,173
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,247,451
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,721,834
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,108,772
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	722,532
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	919,727
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,030,264
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,619,594
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	546,966
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	259,221
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	549,122
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	547,586
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	327,923
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	934,593
Inglewood Unified School District GO, 4.00%, 8/1/36 (AGM)	710,000	728,307
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	544,003
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,744,844
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,842,474
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,656,391
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,033,885
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,173,842
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,429,815
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	699,115
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	401,603
Irvine Unified School District Special Tax, 5.00%, 9/1/30	1,910,000	2,137,720
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	385,380
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,130,813
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	438,132
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,007,945
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,524,952
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,329,795
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	575,054
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,362,717
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	687,261
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	648,826
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	830,699
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	721,101

Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	833,871
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,064,300
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	401,379
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,184,247
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,557,709
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	461,761
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	651,440
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,180,575
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,948,173
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	666,857
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,443,888
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,587,379
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	843,970
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	630,873
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,328,483
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,669,455
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,529,487
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,298,335
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,349,224
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	10,339,660
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	969,358
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/26	4,000,000	4,447,851
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	8,000,000	9,135,398
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,314,719
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	2,978,443
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	2,951,487
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	750,000	836,310
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/27	850,000	965,411
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/28	650,000	749,597
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,616,086
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,374,717
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,485,819
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,373,907
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,647,183
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	5,000,000	5,699,929
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	5,000,000	5,690,933
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	2,816,175
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	6,939,882
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,259,658
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,223,371
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,498,111
Los Angeles Department of Water Rev., 5.00%, 7/1/24	750,000	752,356
Los Angeles Department of Water Rev., 5.00%, 7/1/24	750,000	751,868
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,288,245
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,498,723
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,414,811
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,240,829
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,864,889
Los Angeles Department of Water Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Barclays Bank PLC)	1,400,000	1,400,000
Los Angeles Department of Water Rev., VRDN, 0.55%, 6/1/22 (SBBPA: TD Bank N.A.)	1,825,000	1,825,000
Los Angeles Department of Water & Power Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Royal Bank of Canada)	1,300,000	1,300,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,829,470

Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,654,642
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,002,441
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,360,139
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,109,309
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	6,694,341
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,245,347
Los Angeles Department of Water & Power System Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Barclays Bank)	100,000	100,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Bank of America N.A.)	100,000	100,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.55%, 6/1/22 (SBBPA: TD Bank N.A.)	1,550,000	1,550,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,715,494
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,352,634
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,771,436
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,331,939
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,776,616
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,112,380
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,688,816
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,560,193
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,506,044
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,276,538
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,825,210
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,511,402
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,837,678
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	500,908
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	777,826
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	10,000,000	10,887,000
Metropolitan Water District of Southern California Rev., VRDN, 0.55%, 6/1/22 (SBBPA: PNC Bank N.A.)	900,000	900,000
Metropolitan Water District of Southern California Rev., VRDN, 0.55%, 6/1/22 (SBBPA: TD Bank N.A.)	900,000	900,000
Metropolitan Water District of Southern California Rev., VRDN, 0.55%, 6/1/22 (SBBPA: TD Bank N.A.)	3,100,000	3,100,000
Metropolitan Water District of Southern California Rev., VRN, 0.93%, (MUNIPSA plus 0.14%), 7/1/37	2,800,000	2,793,326
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,837,432
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,591,868
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,529,030
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,845,075
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	751,503
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,582,052
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	2,113,412
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33(4)	4,135,000	4,645,825
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,015,527
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	817,547
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	793,327
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	793,327
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	793,327
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,057,769
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,851,096
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,586,653
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,205,448
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,068,019
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	5,769,350
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	2,956,530
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,551,909
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,855,752
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	260,064
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,348,251
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,559,029
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,815,628

Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,037,375
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42(4)	3,250,000	3,656,175
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	13,582,605
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	530,652
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,171,153
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,497,095
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,755,497
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,006,283
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,100,643
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,097,833
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,034,489
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,874,260
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,945,844
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,454,714
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,271,161
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	230,000	231,445
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,172,679
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,454,097
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	704,481
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,010,124
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	2,675,000	2,960,367
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	301,497
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	61,148
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	322,848
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	335,535
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	354,371
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	238,477
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,359,831
Orange County Special Assessment, 3.00%, 9/2/25	285,000	292,695
Orange County Special Assessment, 5.00%, 9/2/26	600,000	668,208
Orange County Special Assessment, 5.00%, 9/2/28	600,000	692,176
Orange County Special Assessment, 5.00%, 9/2/30	875,000	997,870
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,554,245
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,079,052
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,099,140
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,003,554
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,135,795
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,361,348
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,729,220
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,020,854
Orange County Transportation Authority Rev., 5.00%, 10/15/24	22,145,000	23,674,467
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,783,242
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,682,477
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,114,972
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,899,890
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,598,733
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,634,654
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,053,460
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	4,090,734
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	389,429
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,381,490
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,292,428
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,339,008
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	779,956
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	698,557

Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	518,009
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	791,852
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,284,872
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,963,352
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,461,301
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,003,504
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,013,139
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,508,916
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,443,722
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,927,731
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,285,872
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,832,957
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25	1,200,000	1,299,828
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/27	1,000,000	1,129,696
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/29	850,000	990,198
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,203,407
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	902,100
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	342,709
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	495,911
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	624,482
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,369,996
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,158,516
Peralta Community College District GO, 5.00%, 8/1/25	620,000	673,155
Peralta Community College District GO, 5.00%, 8/1/26	550,000	610,059
Peralta Community College District GO, 5.00%, 8/1/27	500,000	565,079
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,283,850
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,148,200
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,376,362
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 6/1/22	1,635,000	1,810,297
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,864,629
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,278,069
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,406,863
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,161,194
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,037,094
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.55%, 6/1/22	250,000	250,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.55%, 6/1/22	400,000	400,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	736,791
Riverside County Transportation Commission Rev., 0.00%, Capital Appreciation, 6/1/28(1)(2)	465,000	398,845
Riverside County Transportation Commission Rev., 0.00%, Capital Appreciation, 6/1/28(1)	535,000	424,995
Riverside County Transportation Commission Rev., 4.00%, 6/1/41	2,500,000	2,529,957
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	725,087
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,074,151
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,773,919
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,692,580
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,219,731
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,655,633
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	8,154,155
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	8,263,031
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,148,393
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,072,311
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,178,674
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,070,718

Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	801,934
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,168,438
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,121,075
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,497,104
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,074,611
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,342,403
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,123,474
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,361,605
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	349,673
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	378,689
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,854,492
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,465,809
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	170,352
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	449,093
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	591,833
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	732,984
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	268,825
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	222,257
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	317,481
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	562,460
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	655,485
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	969,714
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,587,819
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,090,464
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,089,318
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,375,617
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	23,382,920
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,266,475
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	802,975
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	1,575,000	1,631,085
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,511,368
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,063,834
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	3,500,000	3,806,761
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,037,789
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,350,446
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,377,331
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/33 (BAM)	2,500,000	2,714,505
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,470,060
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,110,281
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,495,597
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,107,705
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	18,845,649
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,351,724
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,465,500
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,390,092
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	10,081,867
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	1,927,148
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,118,404
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,547,974
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	733,473
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,091,248
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	926,131
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,087,994
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	760,581

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,085,568
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,096,729
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,108,579
San Diego County Regional Transportation Commission Rev., 5.00%, 10/1/22	15,000,000	15,190,495
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,696,480
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,589,012
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,772,103
San Diego County Water Authority Rev., 5.00%, 5/1/28	7,000,000	8,011,685
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,427,836
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	11,030,206
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,125,047
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,012,602
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,581,736
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,008,744
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,040,776
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	259,499
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	517,956
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	776,958
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,464,299
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,892,811
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,624,628
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,662,045
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/31	1,500,000	1,747,131
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	6,713,513
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,302,378
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	449,278
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	581,264
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	390,745
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	422,223
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,136,324
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	883,180
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,542,229
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	9,939,000	10,210,680
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	991,689
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,039,660
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	150,301
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	223,653
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	510,449
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,383,391
San Mateo Special Tax, 5.50%, 9/1/44	750,000	753,480
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,205,226
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,165,710
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,150,900
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	817,882
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,428,494
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,420,039
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,745,070
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	963,458
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	953,825
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,303,635

Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,124,438
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,613,493
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,003,698
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,084,228
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,200,145
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,539,785
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,370,885
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,150,299
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,119,900
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	618,348
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	350,000	355,676
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,486,415
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,209,575
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,447,048
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	17,591
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	496,792
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	82,089
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,317,651
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	93,816
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	2,746,511
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,239,538
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,204,111
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,086,591
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,272,742
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,492,254
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,207,474
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	912,212
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,464,323
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,432,229
State of California GO, 5.00%, 3/1/23	10,000,000	10,270,861
State of California GO, 5.00%, 11/1/24	1,000,000	1,045,815
State of California GO, 1.05%, 12/1/26	2,025,000	1,912,479
State of California GO, 5.00%, 12/1/26	1,045,000	1,095,242
State of California GO, 5.00%, 2/1/27	10,000,000	10,214,649
State of California GO, 5.00%, 3/1/27	5,000,000	5,388,778
State of California GO, 5.00%, 4/1/27	1,250,000	1,411,908
State of California GO, 4.00%, 11/1/27	2,000,000	2,166,886
State of California GO, 5.00%, 2/1/28	6,795,000	6,939,942
State of California GO, 5.00%, 9/1/28	10,000,000	11,561,035
State of California GO, 5.00%, 11/1/29	2,625,000	2,743,758
State of California GO, 5.00%, 4/1/30	2,500,000	2,902,190
State of California GO, 5.00%, 4/1/31	1,350,000	1,562,931
State of California GO, 5.00%, 11/1/31	7,435,000	8,371,098
State of California GO, 5.00%, 4/1/32	3,000,000	3,467,543
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	6,107,115
State of California GO, 5.00%, 4/1/37	5,000,000	5,245,706
State of California GO, 5.00%, 4/1/38	3,500,000	3,981,893
State of California GO, 5.00%, 4/1/42	1,750,000	1,927,637
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,201,769
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,423,359
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,494,786
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,590,642
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	795,321
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,158,601
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,398,970

Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,589,429
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,061,802
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,144,976
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,141,365
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	946,661
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	674,264
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,657,177
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,983,716
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,007,469
Stockton Unified School District GO, 4.00%, 8/1/36 (AGM)	3,000,000	3,193,725
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	563,367
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,298,361
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	855,620
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	837,077
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	277,502
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	931,864
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	769,333
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.00%, 6/1/25	1,250,000	1,320,298
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,108,659
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	460,695
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,726,664
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,744,411
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,496,006
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	458,998
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,295,199
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,467,371
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	928,547
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,634,402
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	848,604
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,150,700
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	915,203
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	336,288
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	334,770
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	791,925
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	352,317
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,120,221
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	351,040
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	547,496
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	628,101
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	470,068
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	804,053
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,337,314
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	733,743
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,619,727
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	674,548

Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,070,932
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,065,105
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,439,952
University of California Rev., 4.00%, 5/15/26	2,415,000	2,576,346
University of California Rev., 4.00%, 5/15/46	13,465,000	13,700,986
University of California Rev., VRDN, 0.50%, 6/1/22	1,100,000	1,100,000
University of California Rev., VRDN, 0.50%, 6/1/22	1,125,000	1,125,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,158,857
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,648,276
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,585,123
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,000,897
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,304,036
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,298,400
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	361,715
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	454,931
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	829,327
West Contra Costa Unified School District GO, 5.00%, 8/1/22	10,500,000	10,566,336
West Contra Costa Unified School District GO, 5.00%, 8/1/23	4,500,000	4,676,542
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,113,878
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,166,904
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,582,149
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	670,222
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	642,623
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,314,318
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,158,595
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,637,377
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,789,901
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,269,607
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,653,618
		1,956,913,594
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	325,903
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	515,483
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	368,156
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	375,079
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	545,706
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	996,221
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	481,198
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	795,650
		4,403,396
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,979,906,821)		1,961,316,990
OTHER ASSETS AND LIABILITIES — 0.5%		9,915,659
TOTAL NET ASSETS — 100.0%		$1,971,232,649

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	261	September 2022	$31,177,266	$1,033
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,407,653, which represented 2.9% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	1,961,316,990	—

Other Financial Instruments
Futures Contracts	1,033	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.